STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 39.6%
Australia - 1.8%
Australia, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	45,513,000		33,565,244
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	50,670,000		32,834,818
					66,400,062
Curacao - 3.1%
Merrill Lynch International & Co. CV, Structured Notes, Ser. 3		0.00	1/24/2025	118,657,400	[b]	116,343,581
France - .3%
Altice France SA, Sr. Scd. Bonds	EUR	4.13	1/15/2029	4,944,000		4,256,862
Banijay Entertainment SASU, Sr. Scd. Notes		5.38	3/1/2025	500,000	[c]	477,734
Iliad Holding SASU, Sr. Scd. Notes	EUR	5.63	10/15/2028	5,576,000		5,354,273
					10,088,869
Germany - .1%
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	2,718,000		2,561,078
Italy - .6%
Intesa Sanpaolo SPA, Gtd. Notes		7.70	9/17/2025	9,506,000	[c,d]	8,911,875
UniCredit SPA, Jr. Sub. Bonds		8.00	6/3/2024	5,625,000	[d]	5,468,906
UniCredit SPA, Jr. Sub. Notes	EUR	3.88	6/3/2027	8,882,000	[d]	6,989,943
					21,370,724
Luxembourg - .2%
Summer BC Holdco B Sarl, Sr. Scd. Bonds	EUR	5.75	10/31/2026	6,583,000		6,276,413
Mexico - .3%
Sigma Alimentos SA de CV, Gtd. Notes		4.13	5/2/2026	13,823,000		13,370,711
Netherlands - .1%
Ziggo BV, Sr. Scd. Bonds	EUR	2.88	1/15/2030	3,571,000		3,035,628
Spain - .7%
Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Bonds	EUR	5.88	9/24/2023	6,000,000	[d]	6,099,811
Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Notes	EUR	6.00	3/29/2024	7,200,000	[d]	7,308,169
Banco Santander SA, Jr. Sub. Bonds	EUR	4.75	3/19/2025	7,800,000	[d,e]	7,333,593
Banco Santander SA, Jr. Sub. Bonds	EUR	5.25	9/29/2023	5,200,000	[d]	5,278,122
					26,019,695
United Kingdom - 4.4%
Barclays Bank PLC, Structured Notes, Ser. 000S		0.00	8/15/2022	71,827,500	[b]	73,493,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 39.6% (continued)
United Kingdom - 4.4% (continued)
Barclays Bank PLC, Structured Notes, Ser. GN0U		0.00	8/12/2022	71,827,500	[b]	75,553,950
Lloyds Banking Group PLC, Jr. Sub. Bonds	EUR	4.95	6/27/2025	8,562,000	[d,e]	8,629,384
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.00	1/31/2029	7,588,000		8,126,889
					165,803,720
United States - 28.0%
Ball Corp., Gtd. Notes		2.88	8/15/2030	6,402,000		5,522,708
CCO Holdings LLC, Sr. Unscd. Notes		5.50	5/1/2026	3,125,000	[c]	3,151,625
Sprint Capital Corp., Gtd. Notes		8.75	3/15/2032	4,597,000		5,961,275
Sprint Corp., Gtd. Notes		7.13	6/15/2024	3,786,000		3,972,195
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +0.04%		2.57	10/31/2023	390,800,000	[f]	392,143,320
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL -0.08%		2.46	4/30/2024	75,000,000	[f]	75,085,806
U.S. Treasury Notes		0.13	12/31/2022	45,000,000		44,498,174
U.S. Treasury Notes		2.50	4/30/2024	522,701,500	[e]	518,740,405
United Airlines Inc., Sr. Scd. Notes		4.38	4/15/2026	1,224,000	[c]	1,176,827
					1,050,252,335
Total Bonds and Notes (cost $1,501,921,845)				1,481,522,816
Description				Shares		Value ($)
Common Stocks - 43.2%
Australia - .4%
OZ Minerals Ltd.				610,138		8,073,833
The Star Entertainment Group Ltd.				3,375,043	[g]	7,245,289
					15,319,122
Canada - 1.2%
Alamos Gold Inc., Cl. A				2,277,356	[e]	17,968,339
Barrick Gold Corp.				1,566,911		24,663,179
					42,631,518
China - 2.1%
Alibaba Group Holding Ltd.				1,566,669	[g]	17,700,414
Foshan Haitian Flavouring & Food Co., Cl. A				736,672		9,053,891
LONGi Green Energy Technology Co., CI. A				2,303,319		21,082,709
NARI Technology Co., Cl. A				2,205,288		9,575,790
Yum China Holdings Inc.				404,510		19,703,682
					77,116,486
Denmark - .4%
Orsted AS				108,930	[c]	12,670,312
Finland - .4%
Neste OYJ				315,040		16,175,191

Description	Shares	Value ($)
Common Stocks - 43.2% (continued)
France - 2.3%
L'Oreal SA	29,361	11,090,236
LVMH SE	30,094	20,933,598
Sanofi	555,996	55,323,164
		87,346,998
Germany - 1.0%
Bayer AG	666,488	38,840,809
Guernsey - .0%
Amedeo Air Four Plus Ltd.	2,136,949	839,350
Hong Kong - 1.5%
AIA Group Ltd.	3,465,600	34,977,629
Link REIT	2,685,500	22,510,434
		57,488,063
India - .5%
Housing Development Finance Corp.	586,789	17,672,362
Ireland - 2.6%
Accenture PLC, Cl. A	37,905	11,608,785
Medtronic PLC	476,858	44,118,902
Ryanair Holdings PLC, ADR	334,159	[e,g] 24,393,607
Trane Technologies PLC	126,260	18,558,957
		98,680,251
Israel - .7%
SolarEdge Technologies Inc.	73,310	[g] 26,401,130
Japan - .5%
Sony Group Corp.	217,200	18,592,289
Netherlands - 1.1%
ASML Holding NV	36,878	21,173,905
Universal Music Group NV	896,300	20,358,964
		41,532,869
South Korea - .5%
Samsung SDI Co.	42,434	18,679,445
Switzerland - 2.3%
Alcon Inc.	248,828	19,566,713
Chubb Ltd.	184,703	34,842,374
Lonza Group AG	20,863	12,714,777
Nestle SA	138,257	16,980,895
		84,104,759
United Kingdom - 10.9%
3i Group PLC	899,864	13,953,496
Anglo American PLC	259,880	9,387,079
AstraZeneca PLC	456,134	59,958,801
BAE Systems PLC	3,990,646	[g] 37,526,053
Burberry Group PLC	723,549	15,887,795
Diageo PLC	647,705	30,785,723
Informa PLC	2,460,923	17,872,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description				Shares		Value ($)
Common Stocks - 43.2% (continued)
United Kingdom - 10.9% (continued)
Linde PLC				89,110		26,911,220
Prudential PLC				2,544,098		31,365,366
RELX PLC				1,092,550		32,469,492
SDCL Energy Efficiency Income Trust PLC				18,719,270		28,068,503
Shell PLC				2,047,115		54,698,412
Travis Perkins PLC				597,211		7,678,598
Unilever PLC				839,037		40,937,739
					407,500,908
United States - 14.8%
American Tower Corp.				35,041	[h]	9,490,154
Bank of America Corp.				834,930		28,228,983
Booking Holdings Inc.				15,623	[g]	30,241,285
Brixmor Property Group Inc.				870,469	[h]	20,177,471
CME Group Inc.				120,287		23,994,851
ConocoPhillips				716,839		69,841,624
Dominion Energy Inc.				572,860		46,963,063
Ecolab Inc.				95,314		15,743,013
Eli Lilly & Co.				66,383		21,885,811
Exelon Corp.				1,112,800		51,734,072
Hubbell Inc.				131,413		28,782,075
Lockheed Martin Corp.				90,765		37,559,465
Marathon Petroleum Corp.				199,547		18,290,478
Microsoft Corp.				88,718		24,906,691
Newmont Corp.				501,816		22,722,229
NextEra Energy Inc.				207,422		17,525,085
Norfolk Southern Corp.				81,106		20,371,394
TE Connectivity Ltd.				155,133		20,745,936
The Cooper Companies				87,522		28,619,694
The Goldman Sachs Group Inc.				49,274		16,427,459
					554,250,833
Total Common Stocks (cost $1,513,271,350)				1,615,842,695
Description /Number of Contracts	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - 1.6%
Call Options - 1.1%
FTSE 100 Index, Contracts 3,928	GBP	7,500	12/16/2022	294,600,000		12,461,065
Hang Seng Index, Contracts 3,038	HKD	22,000	12/16/2022	3,341,800,000		9,733,335
S&P 500 Index, Contracts 946		4,150	12/16/2022	392,590,000		19,697,612
					41,892,012
Put Options - .5%
S&P 500 Index, Contracts 416		4,500	11/18/2022	187,200,000		16,806,400

Description /Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - 1.6% (continued)
Put Options - .5% (continued)
S&P 500 Index, Contracts 809	3,850	9/16/2022	311,465,000		3,252,180
				20,058,580
Total Options Purchased (cost $68,135,517)			61,950,592

Exchange-Traded Funds - 2.5%
United States - 2.5%
iShares Gold Trust			1,376,327	[g,i]	46,038,138
SPDR Gold Shares			290,596	[g,i]	47,686,804
U.S. Copper Index Fund			3,471	[g,i]	75,321
Total Exchange-Traded Funds (cost $104,644,587)			93,800,263
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .7%
U.S. Government Securities
U.S. Treasury Bills (cost $24,990,830)	0.70	8/18/2022	25,000,000	[j]	24,975,710
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 11.8%
Closed-end Investment Companies - 5.6%
BBGI Global Infrastructure SA			5,358,752		11,675,464
Cordiant Digital Infrastructure Fund Ltd.			9,230,593	[c,e]	12,033,721
Greencoat UK Wind PLC			18,901,726		35,450,792
JLEN Environmental Assets Group Ltd. Foresight Group Holdings			4,341,058		6,573,280
Riverstone Credit Opportunities Income PLC			3,871,998		3,320,238
The Aquila European Renewables Income Fund PLC			19,049,880		19,668,877
The BioPharma Credit Fund PLC			19,756,560		18,814,414
The Gresham House Energy Storage Fund PLC			7,841,693	[e]	15,281,704
The Hipgnosis Songs Fund Ltd.			12,996,706		17,489,093
The Octopus Renewables Infrastructure Trust PLC			19,607,364		27,280,228
The Renewables Infrastructure Group Ltd.			18,605,023		31,291,320
US Solar Fund PLC			12,016,238		10,610,126
				209,489,257

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 11.8% (continued)
Registered Investment Companies - 6.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	2.21	231,468,517	[k] 231,468,517
Total Investment Companies (cost $441,191,377)		440,957,774

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $12,036,917)	2.21	12,036,917	[k] 12,036,917
Total Investments (cost $3,666,192,423)		99.7%	3,731,086,767
Cash and Receivables (Net)		0.3%	12,246,926
Net Assets		100.0%	3,743,333,693

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

AUD—Australian Dollar

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $38,422,094 or 1.03% of net assets.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $400,780,579 and the value of the collateral was $414,671,958, consisting of cash collateral of $12,036,917 and U.S. Government & Agency securities valued at $402,635,041. In addition, the value of collateral may include pending sales that are also on loan.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in real estate investment trust within the United States.

i These securities are wholly-owned by the Subsidiary referenced in Note 1.

j Security is a discount security. Income is recognized through the accretion of discount.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Real Return Fund

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	1,184	9/15/2022	99,047,282[a]	103,380,846	4,333,564
Futures Short
DAX	447	9/16/2022	146,815,870[a]	153,869,219	(7,053,349)
DJ Euro Stoxx 50	7,834	9/16/2022	295,010,126[a]	296,409,504	(1,399,378)
E-mini Nasdaq-100	463	9/16/2022	109,525,888	120,116,090	(10,590,202)
Standard & Poor's 500 E-mini	2,099	9/16/2022	408,704,407	433,810,825	(25,106,418)
Gross Unrealized Appreciation				4,333,564
Gross Unrealized Depreciation				(44,149,347)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Global Real Return Fund

July 31, 2022 (Unaudited)

Options Written
Description/ Contracts	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
FTSE 100 Index, Contracts 3,928	7,800	12/16/2022	306,384,000	GBP	(6,290,327)
Hang Seng Index, Contracts 3,038	24,000	12/16/2022	3,645,600,000	HKD	(3,289,596)
S&P 500 Index, Contracts 946	4,450	12/16/2022	420,970,000		(8,009,782)
Put Options:
Hang Seng Index, Contracts 914	17,000	12/16/2022	776,900,000	HKD	(1,915,349)
S&P 500 Index, Contracts 809	3,600	9/16/2022	291,240,000		(1,262,040)
S&P 500 Index, Contracts 416	4,200	11/18/2022	174,720,000		(8,748,480)
Total Options Written (premiums received $37,553,765)					(29,515,574)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

GBP—British Pound

HKD—Hong Kong Dollar

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Return Fund

July 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	2,093,003	Australian Dollar	3,024,469	9/14/2022	(21,817)
United States Dollar	89,284,033	Euro	84,057,031	8/18/2022	3,255,447
CIBC World Markets
Swiss Franc	1,000,049	United States Dollar	1,038,718	8/18/2022	13,606
United States Dollar	1,836,210	Euro	1,787,445	10/18/2022	(1,187)
United States Dollar	17,083,850	Hong Kong Dollar	133,878,839	8/18/2022	16,951
Euro	12,103,543	United States Dollar	12,422,593	10/18/2022	19,193
United States Dollar	2,271,399	Euro	2,210,193	10/18/2022	(559)
Citigroup
United States Dollar	28,832,243	Indian Rupee	2,306,723,652	10/18/2022	(59,616)
J.P. Morgan Securities
United States Dollar	50,578,937	Swiss Franc	50,141,485	8/18/2022	(2,183,597)
Japanese Yen	1,621,804,057	United States Dollar	12,046,251	8/18/2022	133,282
RBS Securities
Euro	9,490,214	United States Dollar	9,599,285	10/18/2022	156,141
State Street Bank and Trust Company
United States Dollar	8,934,232	Danish Krone	61,838,472	9/14/2022	415,629
United States Dollar	581,028,966	Euro	565,616,492	10/18/2022	(394,146)
United States Dollar	31,747,843	Japanese Yen	4,114,174,428	8/18/2022	850,940
Swiss Franc	4,039,121	United States Dollar	4,098,646	8/18/2022	151,612
United States Dollar	345,468	Australian Dollar	494,992	9/14/2022	(649)
United States Dollar	16,447,012	South Korean Won	20,956,781,930	8/18/2022	310,408
United States Dollar	43,107,455	Chinese Yuan Renminbi	289,186,362	10/18/2022	82,574

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company(continued)
United States Dollar	614,360,477	British Pound	514,464,274	10/18/2022	(13,355,403)
UBS Securities
United States Dollar	110,293,531	Australian Dollar	153,458,468	9/14/2022	2,989,696
United States Dollar	72,146,324	Hong Kong Dollar	565,150,331	8/18/2022	100,854
Gross Unrealized Appreciation					8,496,333
Gross Unrealized Depreciation					(16,016,974)

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	384,655,049		-	384,655,049
Equity Securities - Common Stocks	803,421,008	812,421,687	††	-	1,615,842,695
Exchange-Traded Funds	93,800,263	-		-	93,800,263
Foreign Governmental	-	66,400,062		-	66,400,062
Investment Companies	243,505,434	209,489,257	††	-	452,994,691
U.S. Treasury Securities	-	1,055,443,415		-	1,055,443,415
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	8,496,333		-	8,496,333
Futures†††	4,333,564	-		-	4,333,564
Options Purchased	61,950,592	-		-	61,950,592
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(16,016,974)		-	(16,016,974)
Futures†††	(44,149,347)	-		-	(44,149,347)
Options Written	(29,515,574)	-		-	(29,515,574)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2022, accumulated net unrealized appreciation on investments was $64,894,344, consisting of $267,848,760 gross unrealized appreciation and $202,954,416 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.